Average Annual Total Returns (Global Trust)	12 Months Ended
May 01, 2011
MSCI World Index (gross of foreign withholding tax on dividends)
Average Annual Total Returns
One Year	12.34%
Five Year	2.99%
Ten Year	2.82%
Series I, Global Trust
Average Annual Total Returns
One Year	7.76%
Five Year	0.85%
Ten Year	1.38%
Date of Inception	Mar. 18, 1988
Series II, Global Trust
Average Annual Total Returns
One Year	7.55%
Five Year	0.66%
Ten Year	1.22%
Date of Inception	Jan. 28, 2002
Series NAV, Global Trust
Average Annual Total Returns
One Year	7.83%
Five Year	0.91%
Ten Year	1.41%
Date of Inception	Apr. 29, 2005